Share-Based Compensation - Stock Incentive Plans (Detail)	12 Months Ended
Dec. 31, 2019
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Up to four years
Fair Value Measure	Black-Scholes option pricing model
TSRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Up to five years
Fair Value Measure	Closing common share price
PRSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Three-year performance period
Fair Value Measure	Closing common share price
Equity-settled [member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	Fair value on business day prior to grant date
Equity-settled [member] | TSRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	Fair value on business day prior to grant date
Equity-settled [member] | PRSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	Fair value on business day prior to grant date